Deferred revenue and deferred platform commission fees - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred revenue and deferred platform commission fees
Platform commissions	$ 129,623	$ 117,229	$ 75,163
At a point in time
Deferred revenue and deferred platform commission fees
Revenue recognized	98,613	105,982
Platform commissions	$ 19,912	$ 29,518